UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2013

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           ASA Gold and Precious Metals Limited
Address:        400 S. El Camino Real, Suite 710,
                San Mateo, CA 94402-1708


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney D. Yee
Title:  Chief Operating Officer, Chief Financial Officer & Treasurer
Phone:  650-376-3135


Signature, Place, and Date of Signing:

/s/ RODNEY D. YEE             SAN MATEO, CA                  APRIL 30, 2013
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:         $265,063 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


       COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
       --------          --------    --------   --------         --------         --------    --------          --------
                         TITLE                   VALUE     SHARES/   SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle

  Mines Ltd              COM         008474108    17,618    429,300  SH           Sole                    429,300

Barrick Gold
  Corp                   COM         067901108    36,750  1,250,000  SH           Sole                  1,250,000

Compania de Minas        Sponsored
  Buenaventura           ADR         204448104    23,598    909,000  SH           Sole                    909,000

Eldorado Gold
  Corp.                  COM         284902103     6,195    650,000  SH           Sole                    650,000

ETFS Palladium
  Trust                  Sh Ben Int  26923A106     3,029     40,000  SH           Sole                     40,000

ETFS Platinum
  Trust                  SH Ben Int  26922V101     1,542     10,000  SH           Sole                     10,000

Freeport-McMoran
  Copper & Gold          COM         35671D857    15,723    475,000  SH           Sole                    475,000

Franco-Nevada Corp.      COM         351858105    10,267    225,000  SH           Sole                    225,000

Goldcorp Inc. New        COM         380956409    39,764  1,182,400  SH           Sole                  1,182,400

IAMGOLD Corp             COM         450913108     4,320    600,000  SH           Sole                    600,000

Kinross Gold Corp        COM         496902404    10,507  1,325,000  SH           Sole                  1,325,000

Newmont Mining Corp      COM         651639106    25,987    620,368  SH           Sole                    620,368

NovaCopper Inc.          COM         66988K102       377    205,861  SH           Sole                    205,861

Randgold Res Ltd         ADR         752344309    38,235    444,700  SH           Sole                    444,700

Royal Gold Inc.          COM         780287108    14,916    210,000  SH           Sole                    210,000

Tahoe Resources Inc.     COM         873868103    16,235    923,200  SH           SOle                    923,200

